Accrued Pension and Severance Costs (Schedule of Fair Value of Plan Assets Measured with Levels of Inputs) (Parenthetical) (Detail)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Japanese Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	55.00%	60.00%
Foreign Listed Companies
Defined Benefit Plan Disclosure [Line Items]
Investments in equity securities, percentage	45.00%	40.00%
Japanese Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	80.00%	80.00%
Japanese Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	15.00%	15.00%
Japanese Municipal Bonds
Defined Benefit Plan Disclosure [Line Items]
Investments in bonds, percentage	5.00%	5.00%